UNEARNED REVENUE	6 Months Ended
Jun. 30, 2023
Revenue Recognition and Deferred Revenue [Abstract]
UNEARNED REVENUE

Note 6. UNEARNED REVENUE

During the three months ended June 30, 2023, the Company engaged in an observational study of CyPath® Lung with the DOD. A total of 70 CyPath® Lung units were ordered and shipped. However, in compliance with FASB ASC 606, the performance obligation was complete for only 13 units as of June 30, 2023. The performance obligation is deemed complete after samples have been collected and processed and results analyzed. The unearned revenue balance amounted to approximately $43,000 as of June 30, 2023.